NOTES RECEIVABLE (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable - bank acceptance notes	$ 15,280,381	$ 8,010,228
Bank Acceptance Note Receivable One [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable - bank acceptance notes	$ 7,207,727	0
Repayment date	Apr. 28, 2017
Bank Acceptance Note Receivable Two [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable - bank acceptance notes	$ 2,883,091	0
Repayment date	Mar. 30, 2017
Bank Acceptance Note Receivable Three [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable - bank acceptance notes	$ 1,441,545	0
Repayment date	Mar. 13, 2017
Bank Acceptance Note Receivable Four [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable - bank acceptance notes	$ 1,441,545	0
Repayment date	Feb. 18, 2017
Bank Acceptance Note Receivable Five [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable - bank acceptance notes	$ 2,306,473	0
Repayment date	Jan. 21, 2017
Bank Acceptance Note Receivable Six [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable - bank acceptance notes	$ 0	2,618,727
Repayment date	May 20, 2016
Bank Acceptance Note Receivable Seven [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable - bank acceptance notes	$ 0	1,540,429
Repayment date	Mar. 22, 2016
Bank Acceptance Note Receivable Eight [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable - bank acceptance notes	$ 0	1,540,429
Repayment date	Mar. 22, 2016
Bank Acceptance Note Receivable Nine [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable - bank acceptance notes	$ 0	770,214
Repayment date	Jan. 28, 2016
Bank Acceptance Note Receivable Ten [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable - bank acceptance notes		$ 1,540,429
Repayment date	Jan. 03, 2016